Schedule of Investments (unaudited)	iShares® iBonds® Dec 2025 Term Treasury ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

U.S. Government Obligations

U.S. Government Obligations — 98.9%
U.S. Treasury Note/Bond
0.25%, 05/31/25	$149,883	$141,703,649
0.25%, 06/30/25	64,550	60,870,777
0.25%, 08/31/25	167,822	157,313,270
0.25%, 09/30/25	1	1,122
0.25%, 10/31/25	10,875	10,139,611
0.38%, 04/30/25	61,395	58,308,462
0.38%, 11/30/25	145,760	135,853,341
1.13%, 01/15/25	54,831	52,982,209
1.13%, 02/28/25	66,479	64,016,911
1.50%, 02/15/25	97,987	94,783,478
1.75%, 03/15/25	114,891	111,296,653
2.63%, 03/31/25	46,134	45,108,893
2.63%, 04/15/25	75,079	73,360,200
2.75%, 05/15/25	126,820	124,045,421
2.75%, 06/30/25	17,765	17,358,749
2.88%, 05/31/25	30,697	30,055,970
2.88%, 06/15/25	148,586	145,457,862
2.88%, 07/31/25	100,859	98,628,874
3.00%, 07/15/25	78,488	76,921,404
3.00%, 09/30/25	133,479	130,627,320
3.00%, 10/31/25	95,676	93,583,577
3.50%, 09/15/25	41,942	41,378,207
4.00%, 12/15/25	46,887	46,661,623
4.13%, 01/31/25	34,598	34,394,979
4.25%, 10/15/25	53,379	53,312,476
	Par
Security	(000)	Value

U.S. Government Obligations (continued)
4.63%, 02/28/25	$30,597	$30,576,282
4.88%, 11/30/25	23,807	24,054,369
5.00%, 08/31/25	26,390	26,634,314
5.00%, 09/30/25	46,204	46,680,277
		2,026,110,280
Total Long-Term Investments — 98.9%
(Cost: $2,026,425,772)		2,026,110,280

	Shares

Short-Term Securities

Money Market Funds — 0.5%
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.32%(a)(b)	9,500,000	9,500,000

Total Short-Term Securities — 0.5%
(Cost: $9,500,000)		9,500,000

Total Investments — 99.4%
(Cost: $2,035,925,772)		2,035,610,280

Other Assets Less Liabilities — 0.6%		12,401,089

Net Assets — 100.0%		$2,048,011,369

(a)	Affiliate of the Fund.

(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$6,200,000	$3,300,000	(a)	$—	$—	$—	$9,500,000	9,500,000	$164,759	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Treasury ETF
January 31, 2024

Fair Value Hierarchy as of Period End (continued)

determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Government Obligations	$—	$2,026,110,280	$—	$2,026,110,280
Short-Term Securities
Money Market Funds	9,500,000	—	—	9,500,000
	$9,500,000	$2,026,110,280	$—	$2,035,610,280

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